Other Non-Financial Assets And Liabilities	12 Months Ended
Dec. 31, 2020
Other Non-Financial Assets And Liabilities
OTHER NON-FINANCIAL ASSETS AND LIABILITIES

9.   OTHER NON-FINANCIAL ASSETS AND LIABILITIES

a)	The detail of other non-financial assets as of December 31, 2020 and 2019, is as follows:

	Balance as of
Other non-financial assets	Current		Non-Current
	12.31.2020	12.31.2019	12.31.2020	12.31.2019
	ThUS$	ThUS$	ThUS$	ThUS$
VAT Credit and Other Taxes	68,200	57,124	118,268	141,807
Contributions fund to Enel Distribución Goiás (1)	7,536	3,357	180,824	234,947
Ongoing services provided by third parties	9,993	10,929	—	—
Ongoing I & D and Energy Efficiency service	90,349	94,672	—	—
Judicial Deposits	—	—	267,266	340,477
Assets under construction IFRIC 12 (2)	—	—	314,825	358,289
Recoverable taxes - Pis/Cofins (3)	211,611	169,404	1,366,883	1,435,282
Prepaid expenses	53,783	18,193	—	—
Other	119,314	132,483	84,790	225,088
Total	560,786	486,162	2,332,856	2,735,890

(1) Through Law 17,555 of January 20, 2012, the state of Goiás in Brazil created the Contribution Fund for Enel Distribución Goiás (Fundo de Aporte à CELG D - FUNAC), regulated by Decree No. 7,732, dated September 28, 2012, with the purpose of collecting and allocating financial resources for reimbursement to Enel Distribución Goiás of the payments of contingencies of any nature which had  taken place up  until the transfer of equity control to Eletrobrás, which occurred during January 2015, according to the terms of the agreement between the shareholders and the management, as well as FUNAC’s cooperation terms. The resources of the aforementioned fund depend on the contributions made by the government of the State of Goiás and the credits received for lawsuits won by Enel Distribución Goiás, which occurred during January 2015, which are reimbursed to the respective fund.

During 2019, the State of Goiás enacted a law, which limits the period of coverage of Law 17,555, from January 2015 to April 2012. The Group is taking all appropriate measures to maintain the rights acquired at the time of the purchase of Enel Distribución Goiás, which are guaranteed by the State of Goiás itself, as established in the purchase and sale agreement signed on February 14, 2017. The appeals presented by the Group argue that the right to the guarantee is legal and contractual, given that the actions of the State of Goiás are clearly illegal, and the possibility that the legal actions will not result in a favorable ruling for the Company are considered remote. (see Note 35.3.b.19).

In addition, since the resources are not final, as of December 2020 and as of the 2019 year-end an impairment loss was recognized in the amount of ThUS$14,479 and ThUS$110,774,  ,  respectively, corresponding to the amount of accounts receivable generated from April 2012 to January 2015.

(2) Corresponds to assets under construction referring to concessions of the subsidiaries Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Goiás S.A. and Enel Distribución Sao Paulo S.A.

(3) In March 2017, the Federal Supreme Court of Brazil (STF) resolved a matter of general applicability, related to the calculation of PIS and COFINS taxes. The STF confirmed the view that the ICMS tax should not be part of the base for calculation of PIS and COFINS taxes; however, the Brazilian federal government filed an appeal, in order to determine the temporary effects and make some clarifications.

Our subsidiaries in Brazil that were affected by the resolution of the STF, filed legal actions in this sense, in the respective Federal Regional Courts. In 2019, Enel Distribución Sao Paulo and Enel Distribución Ceará were notified of the final decisions issued by those Courts, recognizing their right to deduct the ICMS applied to their own operations from the calculation bases of the PIS and COFINS, for the periods from December 2003 to December 2014 for Enel Distribución Sao Paulo, and from May 2001 and onward for Enel Distribución Ceará. In March 2020, Enel Distribución Sao Paulo received a similar notification for the period from January 2015 and onward.

Considering various analyses both internal and provided by legal advisors, as well as the best estimates available, Enel Distribución Sao Paulo and Enel Distribución Ceará recognized assets in the amount of ThUS$1,326,297 and ThUS$252,197 , respectively, at year end 2020 (ThUS$1,244,266 and ThUS$360,420, respectively, as of December 31, 2019).

Since the excess payment of the PIS and COFINS taxes was passed down to the end customers at the time, simultaneous to recognizing these recoverable taxes, our subsidiaries have recognized a regulatory liability for the same amounts indicated above, net of any cost incurred or to be incurred by the Companies in these legal proceedings. These liabilities represent the obligation to reimburse the taxes recovered to the end customers.

The Group will adopt the tax credit recovery procedures in accordance with legal provisions. The transfer to consumers will depend on the effective use of the tax credit by the Companies and will take place in accordance with the regulations of the Agencia Nacional de Energía Eléctrica (ANEEL).

On the other hand, the legal actions filed by our subsidiaries Enel Distribución Rio and Enel Distribución Goias are pending resolution, waiting for the final decision of the respective Regional Courts.

It is important to note that the PIS and the COFINS are federal contributions paid by companies in Brazil intended to finance programs for employees, public health, social assistance and social security and are applied to the gross income of the companies. The “tax on movement of goods and services” (ICMS) is a state value-added tax (VAT) in Brazil, applied to the sale of telecommunications and transportation goods and services. (See Note 24 and 35.3.b.25).

b)	The detail of other non-financial liabilities as of December 31, 2020 and 2019, is as follows:

	Balance as of
Other non-financial liabilities	Current		Non-Current
	12.31.2020	12.31.2019	12.31.2020	12.31.2019
	ThUS$	ThUS$	ThUS$	ThUS$
VAT Credit and Other Taxes	230,395	286,816	48,266	57,009
Other	36,209	33,939	68,695	54,259
Total	266,604	320,755	116,961	111,268